                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009
                                               -----------------------

Check Here if Amendment /X/; Amendment Number:     1
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Brookfield Redding, LLC
                 -------------------------------
   Address:      71 S. Wacker Drive
                 -------------------------------
                 Suite 3400
                 -------------------------------
                 Chicago, IL 60606
                 -------------------------------

Form 13F File Number: 28-10835
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Joseph T. Sommer
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   312-377-8254
         -------------------------------

Signature, Place, and Date of Signing:

    /s/ Joseph T. Sommer              Chicago, Illinois     May 21, 2009
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                        --------------------

Form 13F Information Table Entry Total:     46
                                        --------------------

Form 13F Information Table Value Total:     $741,194
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Name
Joseph T. Sommer
Chief Compliance Officer
Brookfield Redding, LLC
Suite 3400
Chicago, IL 60606
P: 312-377-8254
F: 312-377-8299
Email: JSommer@brookfieldredding.com

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
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FORM 13F
31-Mar-09

                                                                                                 Voting Authority
                                                                                            -------------------------
                                Title of              Value    Shares/  Sh/  Put/  Invstmt   Other
Name of Issuer                   class      CUSIP    (x$1000)  Prn Amt  Prn  Call  Dscretn  Managers   Sole   Shared   None
------------------------------  --------  ---------  --------  -------  ---  ----  -------  --------  ------  ------  -------
AMB Property Corp                COM      00163T109     19325 1342000    SH          Sole             348700           993300
American Tower Corp              COM      029912201     15781  518591    SH          Sole             140611           377980
Ashford Hospitality Trust Inc    COM      044103109       192  124351    SH          Sole              75600            48751
BioMed Realty Trust Inc          COM      09063H107     14967 2210843    SH          Sole             674022          1536821
Boston Properties Inc            COM      101121101     45447 1297367    SH          Sole             255140          1042227
BRE Properties Inc               COM      05564E106     17732  903308    SH          Sole             164408           738900
Brookdale Senior Living Inc      COM      112463104      2513  497700    SH          Sole             294900           202800
Brookfield Properties Corp       COM      112900105     13699 2386599    SH          Sole             529981          1856618
Cohen & Steers Inc               COM      19247A100      1678  150363    SH          Sole             150363
Colonial Properties Trust        COM      195872106      4927 1293173    SH          Sole             584700           708473
Corporate Office Properties Tr   COM      22002T108     21846  879827    SH          Sole             155537           724290
Cousins Properties Inc           COM      222795106      2211  343300    SH          Sole             228300           115000
Digital Realty Trust Inc         COM      253868103     24787  747034    SH          Sole             128907           618127
Douglas Emmett Inc               COM      25960P109     16795 2272643    SH          Sole             634074          1638569
EastGroup Properties Inc         COM      277276101      9535  339700    SH          Sole             186600           153100
Enbridge Inc                     COM      29250N105      1068   37100    SH          Sole              37100
Entertainment Properties Trust   COM      29380T105     19679 1248672    SH          Sole             235115          1013557
Equity Residential               COM      29476L107     21716 1183415    SH          Sole             203646           979769
Essex Property Trust Inc         COM      297178105     24884  433967    SH          Sole              76143           357824
Grupo Aeroportuario del Surest   COM      40051E202       504   17500    SH          Sole              17500
HCP Inc                          COM      40414L109     34197 1915800    SH          Sole             343935          1571865
Health Care REIT Inc             COM      42217K106     32256 1054460    SH          Sole             177939           876521
Home Inns & Hotels Management    COM      43713W107      2145  217312    SH          Sole             133812            83500
Host Hotels & Resorts Inc        COM      44107P104     12976 3310273    SH          Sole             836873          2473400
Kilroy Realty Corp               COM      49427F108     15269  888267    SH          Sole             192498           695769
Kimco Realty Corp                COM      49446R109       559   73400    SH          Sole                               73400
Kinder Morgan Management LLC     COM      49455U100       961   23584    SH          Sole              23584
Liberty Property Trust           COM      531172104     21616 1141284    SH          Sole             200405           940879
Macerich Co/The                  COM      554382101     16729 2672390    SH          Sole             643138          2029252
National Grid PLC                COM      GB00B08SN      2071  270472    SH          Sole             270472
National Retail Properties Inc   COM      637417106     27024 1706092    SH          Sole             308542          1397550
Northeast Utilities              COM      664397106       499   23091    SH          Sole              23091
Omega Healthcare Investors Inc   COM      681936100      6425  456347    SH          Sole             227800           228547
ProLogis                         COM      743410102     15037 2313359    SH          Sole             471459          1841900
Public Storage                   COM      74460D109     44422  804020    SH          Sole             143497           660523
Ramco-Gershenson Properties Tr   COM      751452202       570   88304    SH          Sole              50104            38200
Regency Centers Corp             COM      758849103     33792 1271825    SH          Sole             224925          1046900
Simon Property Group Inc         COM      828806109     77040 2224008    SH          Sole             512114          1711894
Simon Property Group Series I             828806802      2045   64400    SH          Sole              42000            22400
SL Green Realty Corp             COM      78440X101      1449  134200    SH          Sole             110700            23500
Southern Union Co                COM      844030106       477   31360    SH          Sole              31360
Spectra Energy Corp              COM      847560109      1497  105860    SH          Sole             105860
Taubman Centers Inc              COM      876664103     53286 3127132    SH          Sole             774646          2352486
Vornado Realty Trust             COM      929042109     44301 1332768    SH          Sole             270753          1062016
Washington Real Estate Investm   COM      939653101      2342  135400    SH          Sole              85700            49700
Weingarten Realty Investors      COM      948741103     12923 1357438    SH          Sole             221938          1135500
                                      46              741,194